Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
At December 31, 2017 and 2018, the Company is exposed to exchange rate risk for monetary position, as shown in the next page:

	December 31,
	2017		2018

Monetary position:
Asset	USD	50,905	USD	45,003
Liability		(148,417)		(3,149)

	USD	(97,512)	USD	41,854

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The amounts presented in the table reflect the undiscounted cash flows, including contractual interest:

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2017	3 months		and one year		and 2 years		5 years

Bank loans and interest	Ps	177,080	Ps	606,433	Ps	880,357	Ps	12,146,826
Long-term debt		337,107		317,789		633,140		11,442,620
Suppliers		428,881
Accounts payable and accrued expenses		1,175,306

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2018	3 months		and one year		and 2 years		5 years

Bank loans and interest	Ps	14,506	Ps	161,009	Ps	212,959	Ps	6,829,639
Long-term debt		119,680		204,910		208,027		6,749,651
Suppliers		313,577
Accounts payable and accrued expenses		1,557,847

Disclosure of detailed information about working capital of entity [Text Block]
The following table shows the Company’s short-term liquidity as of:

	December 31,
	2017		2018

Current assets	Ps	5,787,862	Ps	6,000,912
Current liabilities		2,408,649		2,408,222

Short term position (liquidity)	Ps	3,379,213	Ps	3,592,690